Stock-Based Compensation (Status Of Our Other Equity-Based Award) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	2,842,000		3,902,000
Granted, number of awards	955,000		787,000
Exercised, number of awards	(987,000)		(729,000)
Terminated, number of awards	(278,000)		(1,118,000)	[1]
Balance as of December 31, 2011, number of awards	2,532,000		2,842,000
Balance as of January 1, weighted-average grant date fair value	$ 18.52		$ 25.87
Granted, weighted-average grant date fair value	$ 12.55		$ 14.06
Exercised, weighted-average grant date fair value	$ 17.54		$ 24.32
Terminated, weighted-average grant date fair value	$ 18.10		$ 30.58	[1]
Balance as of December 31, 2011, weighted-average grant date fair value	$ 16.65		$ 18.52
Deferred Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	499,000		449,000
Granted, number of awards	158,000		91,000
Exercised, number of awards	(119,000)		(41,000)
Balance as of December 31, 2011, number of awards	538,000		499,000
Balance as of January 1, weighted-average grant date fair value	$ 10.26		$ 15.48
Granted, weighted-average grant date fair value	$ 8.06		$ 14.08
Exercised, weighted-average grant date fair value	$ 3.02		$ 12.92
Balance as of December 31, 2011, weighted-average grant date fair value	$ 9.46		$ 10.26
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	8,819,000		8,043,000
Granted, number of awards	2,696,000		1,064,000
Exercised, number of awards	(95,000)		(232,000)
Terminated, number of awards	(946,000)		(56,000)	[1]
Balance as of December 31, 2011, number of awards	10,474,000		8,819,000
Balance as of January 1, weighted-average grant date fair value	$ 7.44	[2]	$ 6.93	[2]
Granted, weighted-average grant date fair value	$ 3.11	[2]	$ 10.50	[2]
Exercised, weighted-average grant date fair value	$ 1.28	[2]	$ 3.60	[2]
Terminated, weighted-average grant date fair value	$ 7.02	[2]	$ 7.48	[1],[2]
Balance as of December 31, 2011, weighted-average grant date fair value	$ 6.42	[2]	$ 7.44	[2]
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terminated, number of awards			(842,300)

[1]	Included 842,300 of Performance Stock Units ("PSUs") that were terminated. As of December 31, 2010, there are no remaining PSUs outstanding.
[2]	The amounts for the 2010 weighted-average grant date fair values for SARs were previously disclosed as the grant price on the date of the grant. The prior year amounts have been re-presented to reflect the actual weighted-average fair value on the date of the grant.